Segment Reporting - Summary Of Detailed Information About Revenue From Transactions With Individual Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A
Disclosure of major customers [line items]
Revenue	$ 9,430	$ 17,940	$ 10,070
Percentage of entity's revenue	10.30%	21.60%	27.40%
Customer B
Disclosure of major customers [line items]
Revenue	$ 46,954	$ 38,376	$ 18,369
Percentage of entity's revenue	51.40%	46.20%	50.00%
Customer C
Disclosure of major customers [line items]
Revenue	$ 8,876	$ 12,840	$ 1,590
Percentage of entity's revenue	9.70%	15.50%	4.30%
Customer D
Disclosure of major customers [line items]
Revenue	$ 16,556	$ 0	$ 0
Percentage of entity's revenue	18.10%	0.00%	0.00%